Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2012
Derivative Financial Instruments [Abstract]
Balance Sheet Classification Of Financial Instruments

	January 31, 2012			January 31, 2011
(Amounts in millions)	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments
Balance Sheet Classification:
Prepaid expenses and other	$2	$—	$—	$—	$—	$—
Other assets and deferred charges	181	316	91	267	233	238

Assets subtotals	$183	$316	$91	$267	$233	$238

Long-term debt due within one year	$2	$—	$—	$—	$—	$—
Long-term debt	181	—	—	267	—	—
Deferred income taxes and other	—	—	110	—	—	18

Liability subtotals	$183	$—	$110	$267	$—	$18